Share warrants - Schedule of Warrant Obligations (Detail) - Warrant ₨ in Millions	7 Months Ended
Mar. 31, 2022 INR (₨)
Disclosure of reserves within equity [line items]
Balance	₨ 1,747
Foreign currency translation	49
Change in fair value	690
Balance	2,486
Public Warrants
Disclosure of reserves within equity [line items]
Balance	1,084
Foreign currency translation	31
Change in fair value	428
Balance	1,543
Private Warrants
Disclosure of reserves within equity [line items]
Balance	663
Foreign currency translation	18
Change in fair value	262
Balance	₨ 943